Related Party Transactions (Details) - Schedule of related parties transaction - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sale of goods and services [Member]
Related Party Transactions (Details) - Schedule of related parties transaction [Line Items]
Revenue	$ 105	$ 133	$ 133
Purchase of goods and services [Member]
Related Party Transactions (Details) - Schedule of related parties transaction [Line Items]
Operating expenses	$ 5,230	$ 6,712	$ 6,645